Significant acquisition of businesses (Details 2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Property, plant and equipment recognised as of acquisition date	$ 20	$ 18
Right of use assets as of acquisition date	47	16
Acquired research and development intangible assets recognised as of acquisition date	1,424	2,931
Other intangible assets recognised as of acquisition date	1,156	15
Deferred tax assets recognised as of acquisition date	465	34
Non-current financial and other assets	31	164
Trade receivables and other current assets recognised as of acquisition date	613	183
Cash and cash equivalents recognised as of acquisition date	242	226
Deferred tax liabilities	(799)	(474)
Current and non-current financial debts	(852)
Current and non-current lease liabilities	(47)	(51)
Trade payables and other liabilities	(297)	(231)
Identifiable assets acquired	2,003	2,831
Non-controlling interests	(75)
Goodwill recognised as of acquisition date	2,701	1,094
Identifiable assets acquired (liabilities assumed)	$ 4,629	3,925
Goodwill expected to be deductible for tax purposes		$ 0